Financial Income and Expense (Details) - Schedule of financial income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Financial Income Abstract
Exchange rate differences	$ 88	$ 77
Total Financial income	$ 88	$ 77